Financial Instruments - Additional Information - Credit Agreement, Facilities Agreement and Financing Agreement (Detail) $ in Millions, $ in Millions			12 Months Ended
	Dec. 13, 2023 MXN ($)	Oct. 30, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Long Term debt			$ 4,457			$ 5,340
Borrowings			$ 5,644	$ 6,228		$ 5,529		$ 6,971
SLFF Linked Revolving Credit Facility Amount				$ 2,352
Secured Overnight Financing Rate [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate			3.87%		3.87%	4.49%	4.49%
Three month Euribor rate [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate			2.026%		2.026%	2.714%	2.714%
2021 Credit Agreement [member] | Five year amortizing term loan [member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Maximum Amount		$ 1,000
2021 Credit Agreement [member] | Five year committed Revolving Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Maximum Amount		$ 2,000
2023 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Line of credit Leverage Ratio Description			3.75 and a minimum Consolidated Coverage Ratio of 2.75
Total adjustment of the interest rate margin description			interest rate margin by up to plus or minus 5 basis points (“bps”)
Borrowings			$ 1,000			$ 1,000
Debt arising from bank loan			1,843			1,731
2023 Credit Agreement [member] | Five year amortizing term loan [member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Expiration period		5 years
2023 Credit Agreement [member] | Five year committed Revolving Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Expiration period		5 years
Euro Credit Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			450			$ 450
Euro Credit Agreement [Member] | Five year amortizing term loan [member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Maximum Amount			$ 450
Line of credit ,Expiration period			5 years
Euro Credit Agreement [Member] | Four Year Amortizing Term Loan [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Maximum Amount			$ 300
Line of credit ,Expiration period			4 years
Peso Bilateral Term Loan [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings					$ 6,000		$ 6,000
Peso Bilateral Term Loan [Member] | Five year amortizing term loan [member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Maximum Amount	$ 6,000
Line of credit ,Expiration period	5 years
CEMEX Sab De CV Variable Interest Rate Two Thousand And Twenty Six Notes [member]
Disclosure of detailed information about financial instruments [line items]
Long Term debt			$ 167
Line of credit ,Interest basis Points			0.0020
CEMEX Sab De CV Fixed Rate Two Thousand And Thirty Notes [member]
Disclosure of detailed information about financial instruments [line items]
Long Term debt			$ 475
Line of credit ,Interest basis Points			0.0025
Bottom of range [member] | 2023 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Interest basis Points				0.0100
Consolidated leverage ratio (times)				2.25
Bottom of range [member] | Euro Credit Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Interest basis Points			0.0140
Consolidated leverage ratio (times)			2.25
Bottom of range [member] | Credit agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate			4.34%		4.34%
Top of range [member] | 2023 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Interest basis Points				0.0175
Consolidated leverage ratio (times)				3.25
Top of range [member] | Euro Credit Agreement [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Interest basis Points			0.0215
Consolidated leverage ratio (times)			3.25
Top of range [member] | Credit agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate			5.40%		5.40%